Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 106,839	$ 53,241
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	131,304,499	131,347,999
Common stock, shares outstanding	131,304,499	131,347,999
Treasury stock, common shares		41,500